DERIVATIVE LIABILITY (Tables)	9 Months Ended
Dec. 31, 2013
Schedule of Fair Value of Warrant Liabilities at December 31, 2013 [Table Text Block]
	Warrant	Conversion feature

Stock price	$0.26	$0.26
Term (Years)	1 to 5	1
Volatility	138% - 306%	138% - 306%
Exercise prices	$0.55 To $0.25	$$0.43
Dividend yield	0%	0%

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Carrying
	Value at
	November7, 2013	Level 1	Level 2	Level 3
Liabilities:
Derivative convertible debt liability	$158,199	$-	$-	$158,199
Derivative warrant liability	$341,801	$-	$-	$341,801
Total derivative liability	$500,000	$-	$-	$500,000

Schedule of Fair Value of Warrant Liabilities at November 7, 2013 [Table Text Block]
	Warrant	Conversion feature

Stock price	$0.50	$0.50
Term (Years)	1 to 5	1
Volatility	120% - 265%	120% - 265%
Exercise prices	$0.55 To $0.25	$0.43
Dividend yield	0%	0%